INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY

3.	INVENTORY

The following summarizes inventory as of (in thousands):

	September 30, 2026	December 31, 2025
Purchased and fabricated parts	$6,257	$6,209
Work in process	588	945
Used machines	188	516
Total inventory	$7,033	$7,670

4.	INVENTORY

The following summarizes inventory as of December 31 (in thousands):

	2025	2024
Purchased and fabricated parts	$6,209	$6,252
Work in process	945	1,285
Completed machines	-	164
Used machines	516	865
Total inventory	$7,670	$8,566